DEFERRED AND CONTINGENT CONSIDERATION - Roll Forward Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 09, 2023
Disclosure of contingent liabilities [Roll Forward]
Opening balance	$ 90,978	$ 111,604
Accretion	10,326	9,182
Revaluation	3,639	(1,173)
Balance Payable	(1,210)	(727)
Payments	(28,710)	(27,908)
Closing balance	75,023	90,978
Current	30,117	7,415
Non-current	44,906	83,563
Sadiola Mine
Disclosure of contingent liabilities [Roll Forward]
Opening balance	31,698	39,008
Accretion	6,093	5,328
Revaluation	0	(12,638)
Balance Payable	0	0
Payments	(2,500)	0
Closing balance	35,291	31,698
Current	0	0
Non-current	35,291	31,698
Agbaou Gold Operations SA
Disclosure of contingent liabilities [Roll Forward]
Opening balance	20,013	12,671
Accretion	0	0
Revaluation	3,639	10,977
Balance Payable	(1,210)	(727)
Payments	(4,960)	(2,908)
Closing balance	17,482	20,013
Current	7,867	5,267
Non-current	9,615	14,746
Kurmuk Project
Disclosure of contingent liabilities [Roll Forward]
Opening balance	38,267	58,974
Accretion	4,233	3,805
Revaluation	0	488
Balance Payable	0	0
Payments	(21,250)	(25,000)
Closing balance	21,250	38,267
Current	21,250	1,148
Non-current	0	37,119
Korali-Sud Project
Disclosure of contingent liabilities [Roll Forward]
Opening balance	1,000	951
Accretion	0	49
Revaluation	0	0
Balance Payable	0	0
Payments	0	0
Closing balance	1,000	1,000
Current	1,000	1,000	$ 1,000
Non-current	$ 0	$ 0